10. Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Related Party Transactions [Abstract]
10. Related Party Transactions

Included in accounts payable and accrued liabilities as at June 30, 2015 is $52,030 (March 31, 2015 - $52,030) owing to two directors who are also officers and significant shareholders of the Company for unpaid management fees.  This balance is unsecured, non-interest bearing and due on demand.

Amounts receivable from shareholder as at June 30, 2015 of $30,822 (March 31, 2015 - $29,967) is owing from a shareholder, who is also a director and officer of the Company for funds advanced under the employment agreement (See Note 9).  The amount receivable is unsecured, non-interest bearing and repayable upon demand.

Included in accounts payable and accrued liabilities as at March 31, 2015 is $52,030 (2014 - $64,030) owing to two directors who are also officers and significant shareholders of the Company for unpaid management fees.  This balance is unsecured, non-interest bearing and due on demand.

Amounts receivable from shareholder as at March 31, 2015 of $29,967 (2014 - $Nil) is owing from a shareholder, who is also a director and officer of the Company for funds advanced under the employment agreement (See Note 9).  The amount receivable is unsecured, non-interest bearing and repayable upon demand.

Management fees and consulting fees in the amount of $363,750 were waived by the officers of the Company during the year ended March 31, 2015. See also Notes 6, 7a, 7c and 9.